Business Combinations and Asset Acquisitions	12 Months Ended
Feb. 24, 2023
Business Combination and Asset Acquisition [Abstract]
Acquisitions	ACQUISITIONS
Viccarbe
In Q3 2022, we acquired Viccarbe, a Spanish designer of contemporary furniture for high-performance collaborative and social spaces. The transaction included the purchase of all the outstanding capital stock of Viccarbe for $34.9 (or €30.0) in an all-cash transaction using cash on-hand. Up to an additional $13.8 (or €13.0) is payable to the sellers based upon the achievement of certain revenue and operating income targets over a three-year period. This amount was considered to be contingent consideration and was treated for accounting purposes as part of the total purchase price of the acquisition. At each reporting date, the contingent consideration liability is remeasured, and changes to the fair value are recognized in Operating expenses. As of February 24, 2023, the fair value of the contingent consideration was $9.5 (or €9.0). See Note 7 for additional information. An additional amount of $6.4 (or €6.0) is also payable to the sellers based upon the achievement of certain milestones and continued employment over a five-year period, which is being expensed over the service period on a straight-line basis.
Tangible assets and liabilities of Viccarbe were valued as of the acquisition date using a market analysis and intangible assets were valued using a discounted cash flow analysis, which represents a Level 3 measurement. On the acquisition date, we recorded $11.7 related to identifiable intangible assets, $25.8 related to goodwill and $5.1 related to tangible assets. The tangible assets mainly consisted of working capital (primarily accounts receivable, inventory and accounts payable) and property, plant and equipment. Additionally, we recorded a deferred tax liability in the amount of $2.9 associated with the tax basis difference in acquired book assets. The goodwill was recorded in the International segment as of the acquisition date and is not deductible for income tax purposes in Spain. The goodwill resulting from the acquisition is primarily related to the growth potential of Viccarbe and our intention to expand the manufacturing of Viccarbe products in geographic regions outside of the International segment and to offer Viccarbe products through our global distribution network. As such, we reallocated a portion of the goodwill to the Americas segment during 2023 based on the relative fair value of the Viccarbe business reported within the Americas segment as of the date of the acquisition. Intangible assets are principally related to the Viccarbe trade name, dealer relationships and internally developed know-how and designs, which will be amortized over periods ranging from 9 to 13 years from the date of acquisition. As of February 24, 2023, the purchase accounting for the Viccarbe acquisition was complete.
The following table summarizes the purchased identified intangible assets and the respective fair value and useful life of each asset at the date of acquisition:

Other Intangible Assets	Useful Life (Years)	Fair Value
Trademark	9.0	$4.6
Dealer relationships	13.0	3.8
Know-how and designs	9.0	3.3
		$11.7
The fair values of the purchased intangible assets are being amortized on a straight-line basis over their useful lives. The following table summarizes the estimated future amortization expense for the next five years as of February 24, 2023:

Fiscal Year Ending in February	Amount
2024	$1.1
2025	1.1
2026	1.1
2027	1.1
2028	1.1
$5.5
HALCON
In Q2 2023, we acquired HALCON, a Minnesota-based designer and manufacturer of precision-tailored wood furniture for the workplace. The transaction included the purchase of all the outstanding membership interests of HALCON for $127.5 less customer deposits of $24.3, plus an adjustment of $1.9 for working capital. The acquisition was funded using a combination of cash on-hand and borrowings under our global committed bank facility. Up to an additional $7.5 was payable to the sellers based upon the achievement of certain revenue and gross margin targets over a six-month period. This amount was determined to be contingent consideration and was treated for accounting purposes as part of the total purchase price of the acquisition. We used the Monte Carlo simulation model to calculate the fair value of the contingent consideration as of the acquisition date, which represents a Level 3 measurement. Based upon the results of the calculation, we did not record a liability for the contingent consideration, and we were not required to make a payment at the settlement date in 2023. An additional amount of $2.0 is also payable to a seller based upon continued employment over a three-year period, which is being expensed over the service period on a straight-line basis.
Tangible assets and liabilities of HALCON were valued as of the acquisition date using a market analysis, and intangible assets were valued using a discounted cash flow analysis, which represents a Level 3 measurement. On the acquisition date, we recorded $51.8 related to identifiable intangible assets, $36.6 related to goodwill and $16.7 related to tangible assets. The tangible assets mainly consisted of property, plant and equipment of $30.6, working capital (primarily inventory of $12.8) and customer deposits of $24.3. The goodwill was recorded in the Americas segment and is deductible for U.S. income tax purposes. The goodwill resulting from the acquisition is primarily related to the growth potential of HALCON expected to be driven by new product development, geographic expansion and the integration of HALCON products into our dealer network. Intangible assets are principally related to dealer relationships, the HALCON trade name and internally developed know-how and designs, which are being amortized over periods ranging from 9 to 10 years from the date of acquisition. We also acquired a backlog of orders which shipped throughout 2023. The purchase price allocation for the acquisition was incomplete as of February 24, 2023. The amounts recognized related to the purchase price allocation will be finalized no later than one year after the acquisition date.
The following table summarizes the purchased identified intangible assets and the respective fair value and useful life of each asset at the date of acquisition:

Other Intangible Assets	Useful Life (Years)	Fair Value
Dealer relationships	10.0	$21.5
Trademark	9.0	14.0
Know-how and designs	9.0	12.0
Backlog	0.7	4.3
		$51.8

The fair values of the purchased intangible assets are being amortized on a straight-line basis over their useful lives. The following table summarizes the estimated future amortization expense for the next five years as of February 24, 2023:

Fiscal Year Ending in February	Amount
2024	$5.0
2025	5.1
2026	5.0
2027	5.0
2028	5.0
$25.1